Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	RADWARE LTD
Entity Central Index Key	0001094366
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	22,185,452
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 20,048	$ 17,386
Available-for-sale marketable securities	14,004	10,334
Short-term bank deposits	54,155	88,773
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 1,440 and $ 1,641 in 2011 and 2012, respectively)	18,408	12,565
Other current assets and prepaid expenses	3,975	3,218
Inventories	12,545	12,147
Total current assets	123,135	144,423
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	121,114	102,644
Long-term bank deposits	65,625
Severance pay fund	2,957	3,047
Total long-term investments	189,696	105,691
Property and equipment, net	13,589	11,084
Intangible assets, net	5,128	8,163
Goodwill	24,465	24,465
Other assets	1,637	1,365
Total assets	357,650	295,191
CURRENT LIABILITIES:
Trade payables	9,915	5,099
Deferred revenues	36,304	35,516
Employees and payroll accruals	6,559	7,748
Other payables and accrued expenses	13,742	6,984
Total current liabilities	66,520	55,347
LONG TERM LIABILITIES:
Deferred revenues	16,486	16,978
Other long term liabilities	3,414	3,545
Total long term liabilities	19,900	20,523
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.1 par value - Authorized: 30,000,000 at December 31, 2011 and 2012; Issued: 23,046,257 and 23,981,409 shares at December 31, 2011 and 2012, respectively; Outstanding: 21,250,300 and 22,185,452 shares at December 31, 2011 and 2012, respectively	599	574
Additional paid-in capital	249,739	233,353
Treasury stock (1,795,957 shares of common stock at December 31, 2011 and 2012)	(18,082)	(18,082)
Accumulated other comprehensive income (loss)	2,078	(1,663)
Retained earnings	36,896	5,139
Total shareholders' equity	271,230	219,321
Total liabilities and shareholders' equity	$ 357,650	$ 295,191

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves	$ 1,641		$ 1,440
Ordinary shares, par value		0.1		0.1
Ordinary shares, shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Ordinary shares, shares issued	23,981,409	23,981,409	23,046,257	23,046,257
Ordinary shares, shares outstanding	22,185,452	22,185,452	21,250,300	21,250,300
Treasury stock, shares	1,795,957	1,795,957	1,795,957	1,795,957

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 119,279	$ 103,285	$ 89,358
Services	69,892	63,735	54,761
Total revenues	189,171	167,020	144,119
Cost of revenues:
Products	26,386	24,231	21,306
Services	9,333	9,126	7,898
Total cost of revenues	35,719	33,357	29,204
Gross profit	153,452	133,663	114,915
Operating expenses:
Research and development, net	36,187	36,064	31,660
Sales and marketing	76,646	69,543	64,609
General and administrative	9,696	9,629	10,190
Total operating expenses	122,529	115,236	106,459
Operating income	30,923	18,427	8,456
Financial income, net	4,792	4,200	2,057
Income before taxes on income	35,715	22,627	10,513
Taxes on income	3,958	1,290	879
Net income	$ 31,757	$ 21,337	$ 9,634
Basic net earnings per share	$ 1.45	$ 1.02	$ 0.49
Diluted net earnings per share	$ 1.36	$ 0.93	$ 0.44

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 31,757	$ 21,337	$ 9,634
Unrealized gains (losses) on available-for-sale securities
Changes in unrealized gains	4,455	(1,788)	(810)
Les: reclassification adjustments for gains included in net income	(21)
Other comprehensive income (loss) before tax	4,434	(1,788)	(810)
Income tax expense related to components of other comprehensive income	(693)
Other comprehensive income (loss), net of tax	3,741	(1,788)	(810)
Comprehensive income	$ 35,498	$ 19,549	$ 8,824

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data	Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Stock, At Cost [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance at Dec. 31, 2009	$ 511	$ 191,941	$ (18,082)	$ 935	$ (25,832)	$ 149,473
Balance, shares at Dec. 31, 2009	18,916,601
Issuance of shares upon exercise of stock options	41	21,159				21,200
Issuance of shares upon exercise of stock options, shares	1,543,972
Stock based compensation		5,493				5,493
Other comprehensive income (loss), net of tax				(810)		(810)
Net income					9,634	9,634
Balance at Dec. 31, 2010	552	218,593	(18,082)	125	(16,198)	184,990
Balance, shares at Dec. 31, 2010	20,460,573
Issuance of shares upon exercise of stock options	22	8,512				8,534
Issuance of shares upon exercise of stock options, shares	789,727
Stock based compensation		5,458				5,458
Tax benefit related to exercise of stock options		790				790
Other comprehensive income (loss), net of tax				(1,788)		(1,788)
Net income					21,337	21,337
Balance at Dec. 31, 2011	574	233,353	(18,082)	(1,663)	5,139	219,321
Balance, shares at Dec. 31, 2011	21,250,300					21,250,300
Issuance of shares upon exercise of stock options	25	10,631				10,656
Issuance of shares upon exercise of stock options, shares	935,152					935,152
Stock based compensation		5,383				5,383
Tax benefit related to exercise of stock options		372				372
Other comprehensive income (loss), net of tax				3,741		3,741
Net income					31,757	31,757
Balance at Dec. 31, 2012	$ 599	$ 249,739	$ (18,082)	$ 2,078	$ 36,896	$ 271,230
Balance, shares at Dec. 31, 2012	22,185,452					22,185,452

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 31,757	$ 21,337	$ 9,634
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,867	10,299	9,052
Stock based compensation	5,383	5,458	5,493
Gain from sale of available-for-sale marketable securities	(21)
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	2,198	3,652	1,877
Accrued interest on bank deposits	(354)	(243)	(137)
Decrease in accrued severance pay, net	(165)	(59)	(591)
Changes in deferred income taxes, net	(1,584)	(1,358)	(5)
Decrease (increase) in trade receivables, net	(5,843)	3,978	60
Decrease (increase) in other current assets and prepaid expenses	(1)	772	(468)
Decrease (increase) in inventories	(398)	(2,425)	70
Increase (decrease) in trade payables	4,816	(814)	214
Increase in deferred revenues	296	977	13,358
Increase in other payables and accrued expenses	5,941	1,206	2,409
Excess tax benefit from stock-based compensation	(372)	(790)
Net cash provided by operating activities	51,520	41,990	40,966
Cash flows from investing activities:
Purchase of property and equipment	(9,337)	(5,734)	(5,650)
Investment in other long-term assets	(13)	(35)	(88)
Investment in bank deposits	(30,653)	(32,089)	(21,174)
Purchase of available-for-sale marketable securities	(32,066)	(68,777)	(75,814)
Proceeds from redemption and maturity of available-for-sale marketable securities	12,183	57,423	37,201
Payment for acquisition of Intangible assets			(1,200)
Net cash used in investing activities	(59,886)	(49,212)	(66,725)
Cash flows from financing activities:
Proceeds from exercise of stock options	10,656	8,534	21,200
Excess tax benefit from stock-based compensation	372	790
Net cash provided by financing activities	11,028	9,324	21,200
Increase (decrease) in cash and cash equivalents	2,662	2,102	(4,559)
Cash and cash equivalents at the beginning of the year	17,386	15,284	19,843
Cash and cash equivalents at the end of the year	20,048	17,386	15,284
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 967	$ 847	$ 719

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
NOTE 1:-        GENERAL

a.
Radware Ltd. ("the Company"), an Israeli corporation commenced operations in April 1997. The Company and its subsidiaries ("the Group") are engaged in the development, manufacture and sale of Application Delivery and Application Security solutions that provide end-to-end availability, performance and security of business-critical network applications. The Company's products are marketed worldwide.

b.
The Company has established wholly-owned subsidiaries in the United States, France, Germany, Singapore, the United Kingdom, Japan, Korea, Canada, India, Australia Italy and China. The Company holds 91.9% of its Israeli subsidiary. In addition, the Company has established representative offices in China and Taiwan. The Company's subsidiaries are engaged primarily in sales, marketing and support activities.

c.
The Company depends on four major suppliers to supply certain components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary components, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company's results of operations and financial position.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2:-        SIGNIFICANT ACCOUNTING POLICIES

 The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.
Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.
Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars ("dollar" or "dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as financial income (expense) in the period in which the currency exchange rates change.

c.
Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.	Cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

e.
Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term deposits. Such long-term deposits are stated at cost which approximates market values.

f.
Investment in marketable securities:

The Company accounts for investments in marketable debt securities in accordance with ACS No. 320, "Investments- Debt and equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statement of income (operations) is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. During the years 2010, 2011 and 2012, the Company did not record any other-than-temporary impairment loss with respect to its marketable securities.

g.
Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-off totaled $ 255, $ 1,205 and $ 1,147 in 2010, 2011 and 2012, respectively, and has been included in cost of revenues.

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs - calculated on the basis of direct subcontractors costs and with direct overhead costs.

h.
Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computer, peripheral equipment and software	15- 33 (mainly 33 )
Office furniture and equipment	6- 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

i.
Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 1 to 7 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During 2010, 2011 and 2012, no impairment losses were recorded.

j.
Goodwill:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2010, 2011 and 2012, no impairment losses were recorded.

k.
Revenue recognition:

The Company and its subsidiaries generate revenues mainly from selling their products and from post-contract customer support, which are sold primarily through distributors and resellers, all of which are considered end-users.

Revenues from product sales are recognized in accordance with ASC No. 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, and collectability is reasonably assured.

Revenue derived from post-contract customer support, which represents mainly software updates, help desk support, unit replacement or repair, and security update service is recognized ratably over the contract period, which is typically between one year and five years.

Revenues in arrangements with multiple deliverables entered into until December 31, 2010 are recognized under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and all other revenue recognition criteria are satisfied.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011. For the year ended December 31, 2011, the impact of the adoption of this standard was an increase in revenues in an amount of $ 5,286.

The Company determines the best estimated selling price ("BESP") in multiple-element arrangements as follows:

VSOE for post-contract customer support is determined based on the price charged when such element is sold separately (renewals). The price may vary in the territories and vertical markets in which the Company conducts business. Price is determined by using a consistent percentage of the Company's product price lists, in the same territories and markets.

For the product, the Company determines the BESP based on management estimated selling price by considering several external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of estimated selling price ("ESP") is made through consultation with and approval of management, taking into consideration the pricing model and go-to-market strategy.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC No. 605. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions amounted to $ 870 and $ 1,071 as of December 31, 2011 and 2012, respectively.

Deferred revenues include unearned amounts received under post-contract customer support.

l.
Shipping and Handling:

Shipping and handling fees charged to the Company's customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of sale.

m.
Cost of revenues:

Cost of products is comprised of cost of software and hardware production, manuals, packaging, license fees paid to third parties and amortization of acquired technology.

Cost of services is comprised of cost of post sale customer support.

n.
Warranty costs:

The Company generally provides a one year warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2010, 2011 and 2012 were immaterial.

o.	Research and development expenses: Research and development expenses are charged to the statement of income, as incurred.

p.
Grants:

Starting 2012 the Company received non-royalty-bearing grants from the Government of Israel for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $ 264 in 2012.

q.
Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC No. 718 requires the cash flows resulting from the tax deductions in excess of the compensation costs recognized for those stock options to be classified as financing cash flows.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its stock-options awards with only service conditions. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options granted are expected to be outstanding. Expected term of options granted is based upon historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of the Company's stock options granted to employees, consultants and directors for the years ended December 31, 2010, 2011 and 2012 was estimated using the following weighted average assumptions:

Employees stock option plan:

	Year ended December 31,
	2010	2011	2012

Risk free interest rate	1.23%	0.99%	0.46%
Dividend yields	0%	0%	0%
Expected volatility	38%	47%	47%
Weighted average expected term from grant date (in years)	3.44	3.79	3.67

 Employees stock purchase plan:

Year ended December 31,
2010

Risk free interest rate	0.29%
Dividend yields	0%
Expected volatility	36%
Weighted average expected term from grant date (in yeas)	0.75

r.
Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest related to unrecognized tax benefits in its taxes on income.

s.
Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, available-for-sale marketable securities and trade receivables.

The majority of the Company's and its subsidiaries' cash and cash equivalents and bank deposits are invested in major banks in Israel and the U.S. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk.

The Company's marketable securities include investments in foreign banks and government debentures and corporate debentures. The Company's investment policy limits the amount the Company may invest in each issuer, thereby reducing credit risk concentration.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located primarily in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. Bad debt expenses for the years ended December 31, 2010, 2011 and 2012 were $ 270, $ 0 and $ 0, respectively. Total write offs during 2010, 2011 and 2012 amounted to $ 0, $ 200 and $ 7, respectively.

t.
Severance pay:

The Company's liability for severance pay for periods prior to April 1, 2007 is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month's salary for each year of employment, or a portion thereof. Until April 1, 2007, the Company's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of the deposited funds for the Company's employees' severance pay for employment periods prior to April 1, 2007 include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective April 1, 2007, the Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation with respect to period of employment subsequent to April 1, 2007. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited. Consequently, effective from April 1, 2007, the Company increased its contribution to the deposited funds to cover the full amount of the employees' salaries.

Severance pay expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 1,866, $ 2,244 and $ 1,945, respectively. Accrued severance pay is included in other long term liabilities in the Balance sheet.

u.
Fair value of financial instruments:

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

v.
Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income."  This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements.  Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders.  The Company determined that its only item of other comprehensive income  relate to available for sale marketable securities adjustment.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

w.
Treasury stock:

The Company repurchases its Ordinary shares on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

x.
Basic and diluted net income per share:

Basic net income per share is computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC No. 260, "Earnings Per Share".

The total number of shares related to outstanding options excluded from the calculation of diluted income per share as they would have been anti dilutive was 482,350, 1,131,800 and 951,100 for the years ended December 31, 2010, 2011 and 2012, respectively.

y.
Recalssifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. An amount of $6,923 of deferred revenue was reclassified from long term liabilities to short term liabilities. The reclassification had no effect on previously reported net income or shareholders' equity

.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-        MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$6,162	$(46)	$7	$6,123	$8,312	$(4)	$36	$8,344
Corporate debentures	4,212	(4)	3	4,211	5,590	-	70	5,660

Total available-for-sale marketable securities	$10,374	$(50)	$10	$10,334	$13,902	$(4)	$106	$14,004

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$34,989	$(645)	$33	$34,377	$49,673	$(3)	$1,233	$50,903
Corporate debentures	16,720	(28)	204	16,896	19,278	-	402	19,680

Total available-for-sale marketable securities	$51,709	$(673)	$237	$51,273	$68,951	$(3)	$1,635	$70,583

 Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	33,623	(1,426)	85	32,282	27,287	(38)	813	28,062
Corporate debentures	18,935	(129)	283	19,089	22,207	(102)	364	22,469

Total available-for-sale marketable securities	$52,558	$(1,555)	$368	$51,371	$49,494	$(140)	$1,177	$50,531

 All investments with unrealized loss as of December 31, 2012 are with continuous unrealized losses for less than 12 months.

 Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2011 were as follows:

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

Foreign banks and government debentures	$49,510	$(1,999)	$6,858	$(116)	$56,368	$(2,115)
Corporate debentures	8,943	(152)	1,594	(10)	10,537	(162)

Total available-for-sale marketable securities	$58,453	$(2,151)	$8,452	$(126)	$66,905	$(2,277)

As of December 31, 2011 and 2012, interest receivable amounted to $ 1,274 and $ 1,490, respectively, and is included within available for sale marketable securities in the balance sheets.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
NOTE 4:-        FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents and available for sale marketable securities at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2012 and 2011:

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$701	$-	$-	$701

Available-for-sale:

Foreign banks and government debentures	-	87,309	-	87,309
Corporate debentures	-	47,809	-	47,809

Total financial assets	$701	$135,118	$-	$135,819

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,247	$-	$-	$1,247

Available-for-sale:

Foreign banks and government debentures	-	72,783	-	72,783
Corporate debentures	-	40,195	-	40,195

Total financial assets	$1,247	$112,978	$-	$114,225

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
NOTE 5:-        INVENTORIES

Inventories are comprised of the following:

	December 31,
	2011	2012

Raw materials and components	$1,502	$1,725
Work-in-progress	1,647	1,479
Finished products (*)	8,998	9,341

	$12,147	$12,545

(*)
Includes amounts of $ 389 and $ 337, as of December 31, 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.

Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Cost:

Computer, peripheral equipment and software	$40,741	$48,182
Office furniture and equipment	3,750	4,619
Leasehold improvements	2,282	2,494

	46,773	55,295
Accumulated depreciation:

Computer, peripheral equipment and software	31,842	37,333
Office furniture and equipment	2,515	2,857
Leasehold improvements	1,332	1,516

	35,689	41,706

Property and equipment, net	$11,084	$13,589

 Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were $ 5,069, $ 6,451 and $ 6,832, respectively.

 During 2011 and 2012 the Company recorded a reduction of $ 808 and $ 815, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-        INTANGIBLE ASSETS, NET

	Weighted
	average
	amortization	December 31,
	period	2011	2012
	(years)
Cost:
Acquired technology	6	$12,625	$12,625
Customers relationships and brand name	7	9,107	9,107

		21,732	21,732

Accumulated amortization:
Acquired technology		6,945	8,814
Customers relationships and brand name		6,624	7,790

		13,569	16,604

Intangible assets, net		$8,163	$5,128

 Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $ 3,983, $ 3,848 and $ 3,035, respectively.

 Future estimated amortization expenses for the years ending:

December 31,

2013	$2,661
2014	1,237
2015	515
2016	409
2017 and thereafter	306

Total	$5,128

Other Payables And Accrued Expenses	12 Months Ended
Dec. 31, 2012
Other Payables And Accrued Expenses [Abstract]
Other Payables And Accrued Expenses	NOTE 8:- OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2012

Accrued expenses and other	$4,451	$6,436
Accrued Taxes	2,533	7,306

	$6,984	$13,742

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 9:-        COMMITMENTS AND CONTINGENT LIABILITIES

a.
Lease commitments:

The facilities of the Company and its subsidiaries are leased under various operating lease agreements, which expire on various dates, the latest of which is on September 30, 2018. Aggregate minimum rental payments under non-cancelable operating leases as of December 31, 2012, are (in the aggregate) and for each succeeding fiscal year below:

2013	2,891
2014	863
2015	172
2016	83
2017 and thereafter	151

4,160

Total rent expenses for the years ended December 31, 2010, 2011 and 2012 were $ 3,556, $ 3,922 and $ 4,199, respectively (see also Note 15b).

b.	Litigation:

1.
Domestically, following audit of the Company's 2004 and 2005 corporate tax returns, in December 2010, the Israeli Tax Authority issued orders challenging the Company's positions on several matters. The ITA, therefore, demanded the payment of additional taxes in the aggregate amount of NIS 16.1 million ($4,317 using December 31, 2012 exchange rate) for 2004 and NIS 15.5 million ($4,156 using December 31, 2012 exchange rate) for 2005 including interest as of the assessment date.

In addition following audit of the Company's 2006 and 2008 corporate tax returns, in January 2012, the Israeli Tax Authority issued orders challenging the Company's positions on several matters. The ITA, therefore, demanded the payment of additional taxes in the aggregate amount of NIS 25.2 million ($6,757 using December 31, 2012 exchange rate) for 2006 and NIS 8.1 million ($2,172 using December 31, 2012 exchange rate) for 2008 including interest as of the assessment date.

The Company has appealed the orders relating to the four years mentioned above with the Tel Aviv District court, and these appeals are pending. There can be no assurance that the court will accept the Company's positions on matters raised and,in such an event, the company may record additional tax expenses if these matters are settled for amounts in excess of the current provisions.

2.
In November 2011, SNMP Research International, Inc. and SNMP Research, Inc. commenced a lawsuit in the United States Bankruptcy Court for the District of Delaware against Nortel Networks, Inc. (and certain of its affiliates entities), Genband US LLC, GENBAND, Inc., Performance Technologies, Inc., Perftech (PTI) Canada, Avaya, Inc. and Radware, Ltd.  The complaint alleges that the Company has infringed certain of SNMP's copyrights, misappropriated certain of SNMP's trade secrets, were unjustly enriched, and converted certain of SNMP's intellectual property. SNMP has asserted that as part of the Company's acquisition of the Layer 4-7 Application Delivery business from Nortel Networks in March 2009, the Company received certain intellectual property of SNMP Research that was embedded in the Layer 4-7 business.  The complaint does not specify the amount of damages and requests that such amount be determined at trial.  The Company was recently served with the complaint in Israel. The Company advised SNMP Research that the Company diligently investigated whether software received from Nortel included SNMP Software, and based on such investigation no SNMP Software was found. Draft settlement agreements are circulating which impose no liability on the Company. If settlement is not reached and SNMP Research does not dismiss the lawsuit, the Company intends to vigorously defend the litigation which still is in a preliminary stage, and cannot estimate what impact, if any, the litigation may have on the Company's results of operations, financial condition or cash flows.

3.
On October 22, 2012, Branch Banking and Trust Co. ("BB&T) filed a third-party complaint in the Eastern District of Texas against Radware Inc. ("Radware") seeking indemnification for patent infringement claims brought by TQP Development LLC ("TQP") against BB&T in the same court.  The complaint alleges that BB&T purchased certain products from Nortel Networks Inc. ("Nortel") and Covelight Systems Inc. and that TQP has alleged that BB&T's use of these products infringes certain TQP patents.  BB&T further alleges that Radware is the successor in interest to Nortel and Covelight and that Radware has refused to defend and hold BB&T harmless against TQP's allegations in breach of BB&T's agreements and warranties with Nortel and Covelight.  On January 14,2013, Radware filed an answer and counterclaim denying that Radware has any indemnity obligations to BB&T and seeking declaratory judgment as to each of BB&T's asserted causes of action.  The Court has yet to schedule a case management conference regarding BB&T's third party complaint.

On March 22, 2013, BB&T agreed to dismiss the complaint voluntarily and enter into a tolling agreement with Radware that would prevent either party from refilling the lawsuit until after the underlying TQP patent infringement claims against BB&T are resolved.

4.
From time to time, the Company is party to other various legal proceedings, claims and litigation that arise in the normal course of business. It is the opinion of management that the ultimate outcome of these matters will not have a material adverse effect on the Company's financial position, results of operations or cash flows.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 10:-     SHAREHOLDERS' EQUITY

 The Company's shares are listed for trade on the NASDAQ National Market under the symbol "RDWR".

a.
Rights of shares:

Ordinary shares:

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.
Treasury stock:

In July 2006, the Company's Board of Directors authorized the repurchase of up to $ 25,000 in the open market, subject to normal trading restrictions. Through the years 2006-2009, the Company purchased a total of 1,795,957 of its Ordinary shares for total consideration of $ 18,082. Total consideration for the purchase of these Ordinary shares was recorded as Treasury shares, at cost, as part of shareholders' equity.

In October 2011, the Company's Board of Directors authorized the repurchase of up to an aggregate of $ 20,000 of the Company's ordinary shares in the open market, subject to normal trading restrictions. The repurchase program expired in October 2012. No shares have been purchased under this program.

c.
Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.
Stock Option Plans:

The Company has two stock option plans, the Company's Key Employee Share Incentive Plan (1997) and the Directors and Consultants Option Plan ("the Stock Option Plans"). Under the Stock Option Plans, options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The exercise price per share under the Stock Option Plans was generally not less than the market price of an Ordinary share at the date of grant. The options expire between 5.2 years to 6 years from the grant date. The options vest primarily over four years. Each option is exercisable for one Ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Stock Option Plans, the Company reserved for issuance 11,187,318 Ordinary shares. As of December 31, 2012, an aggregate of 445,717 Ordinary shares of the Company were still available for future grants

On February 1, 2010, the Company's Board of Directors adopted an additional addendum to the share option plan allowing the allocation of short term options to grantees who are not residents of Israel or the United States, with a grant price of 90% of the closing market price of the shares on the NASDAQ on the date of grant of a respective option award. As of December 31, 2012, 500,000 ordinary shares have been reserved for option grants under this addendum. As of December 31, 2012, an aggregate of 381,653 Ordinary shares of the Company, under this addendum, were still available for future grants.

Employee Stock Purchase Plan ("ESPP"):

On February 1, 2010 the Company's Board of Directors adopted the 2010 Employee Share Purchase Plan ("ESPP"), which provides for the issuance of a maximum of 1,000,000 ordinary shares. Pursuant to the ESPP, eligible employees (including only Israeli and United States residents) could have up to 10% of their net income withheld, up to certain maximums, to be used to purchase the Company's ordinary shares. The ESPP is implemented with overlapping one year Offering Periods, each one consisting of two purchases, once in every six-month period. The price of each ordinary share purchased under the ESPP is equal to 90% of the closing price for the shares on the respective Offering Date.

During 2011 and 2010, employees purchased 68,329 and 59,451, respectively, of Ordinary shares at average prices of $ 14.75 and $ 14.18, respectively. During 2012, there was no offering under the ESPP.

As of December 31, 2012, 872,220 Ordinary shares are available for issuance under future ESPP.

In accordance with ASC No. 820, the ESPP is compensatory and as such results in recognition of compensation cost. For the years ended December 31, 2011 and 2010, the Company recognized $ 50 and $ 306, respectively, of compensation expense in connection with the ESPP.

A summary of employees, consultants and directors option activity under the Company's Stock Option Plans as of December 31, 2012 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	4,074,653	$17.60	3.20	51,707
Granted	395,200	34.83
Exercised	(935,152)	11.38
Expired	(13,000)	13.50
Forfeited	(363,427)	25.07

Outstanding at December 31, 2012	3,158,274	20.76	2.68	40,796

Exercisable at December 31, 2012	1,402,650	14.10	1.91	26,588

Vested and expected to vest at December 31, 2012	2,997,841	20.23	2.62	40,160

The aggregate intrinsic value of options outstanding at December 31, 2012, represents intrinsic value of 2,560,574 outstanding options that are in-the-money as of December 31, 2012. The remaining 597,700 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

The aggregate intrinsic value of options exercisable at December 31, 2012 represents intrinsic value of 1,328,150 outstanding options that are in-the-money as of December 31, 2012. The remaining 74,500 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was $ 6.34, $ 11.33 and $ 12.32, respectively.

As of December 31, 2012, there was approximately $ 6,304 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 3.3 years. Total grant-date fair value of vested options for the year ended December 31, 2012 was approximately $ 7,353.

The options outstanding under the Company's Stock Option Plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$6.15-8.99	815,424	1.56	8.26	532,475	8.60
$10.64-15.61	871,825	2.00	14.84	705,175	14.88
$23.87-24.67	519,925	3.47	24.22	90,500	23.98
$31.21-38.59	951,100	3.84	35.03	74,500	33.98

	3,158,274			1,402,650

Stock-based compensation was recorded in the following items

	Year ended December 31,
	2010	2011	2012

Cost of sales	$64	$66	$66
Research and development	1,247	1,124	1,103
Selling and marketing	2,393	3,135	3,298
General and administrative	1,789	1,133	916

Total Expenses	$5,493	$5,458	$5,383

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
NOTE 11:-      EARNINGS  PER SHARE

 The following table sets forth the computation of basic and diluted net earnings  per share:

	Year ended December 31,
	2010	2011	2012

Numerator for basic and diluted net earnings per share:

Net income	$9,634	$21,337	$31,757

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	19,557,545	20,952,866	21,854,639
Effect of dilutive securities:
Employee stock options	2,176,093	1,935,198	1,439,808

Denominator for diluted net earnings per share	21,733,638	22,888,064	23,294,447

Basic net earnings per share	$0.49	$1.02	$1.45

Diluted net earnings per share	$0.44	$0.93	$1.36

Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
NOTE 12:-      TAXES ON INCOME

                         a.             General:

 A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2012

Beginning balance	$1,027	$1,669
Additions for prior year tax positions	(7)	1,216
Additions for current year tax positions	649	2,774

Ending balance	$1,669	$5,659

The Company's Israeli tax returns have been examined for all years prior to fiscal 2004, and the Company is no longer subject to audit for these periods.

As of December 31, 2012, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2012, 2011 and 2010 an amount of $ 512, $ (7) and $ 117, respectively, was added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years' uncertain tax positions. As of December 31, 2012 and 2011, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 959 and $ 447 respectively, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within income tax expense.

The Company's U.S subsidiary files income tax return in the U.S federal jurisdiction. Tax returns have been examined for all years prior to fiscal 2010, and the Company's U.S subsidiary is no longer subject to audit for these periods.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli Taxation:

1.
Foreign Exchange Regulations:

Commencing in taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.	Tax rates: Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2010 - 25%, 2011 - 24%, 2012 – 25%

3.
Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company's production facilities in Israel (Tel-Aviv and Jerusalem) have been granted an "Approved Enterprise" status under the above state law. According to the provisions of such Israeli law, the Company has been granted the "Alternative Benefit Track", under which the main benefits are a tax exemption and reduced tax rate. Therefore, the Company's income derived from the Approved Enterprise and allocated to the Tel Aviv facility will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years with reduced tax rates of 10%-25% (based on percentage of foreign ownership). Income allocated to the Jerusalem facility will be exempt from tax for a period of up to 10 years, provided that the Company meets certain criteria. The income derived from the "Approved Enterprise" program shall be allocated between the facilities in Tel-Aviv and Jerusalem based on a mechanism as determined by the Investment Center.

The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company began to utilize such tax benefits in 2004.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the above law, regulations published hereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be partially or fully canceled and the Company may be required to refund the amount of the benefits, in whole or in part, plus a consumer price index linkage adjustments and including interest.

If retained earning tax-exempt income will be distributed in the future, it would be taxed at the corporate tax rate applicable to such profits with respect to the gross amount as if the Company had not elected the alternative tax benefits (currently between 10% - 25%, based on percentage of foreign ownership at the date of declaration).

Income from sources other than the "Approved Enterprise" will be subject to the tax at the regular rate.

During 2004, the Company's production facilities in Israel (Tel-Aviv and Jerusalem) have been granted an expansion program for its Approved Enterprise status by the Investment Center. The Company applied for an amendment to this expansion program, according to which it requested an enlargement to this expansion program, neutralization of certain assets and an approval that the benefits period from such expansion program will commence in 2006. In 2010, the Investment Center granted an approval for the year 2006.

On April 2005, an amendment to the law ("the Amendment") has changed certain provisions of the law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also granted a right to approach the Israeli Tax Authorities for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of the Company's business income from export. In order to be eligible for the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the law. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election"). Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In this case, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years from the commencement year, or 12 years from the first day of the year of election. The Company elected 2009 as year of election according to the law prior to the reform mentioned below

In the event of distribution of dividends from the above mentioned tax-exempt income, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Approved Enterprise's and Benefiting  Enterprise's income.

In addition, as a result of the amendment, tax-exempt income attributed to Benefiting Enterprise, will subject the Company to taxes upon distribution in any manner including complete liquidation.

The Company's board of directors has determined that it will not distribute any amounts of its undistributed tax-exempt income as dividend. The Company intends to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved Enterprise and Benefiting Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

Recently, new legislation amending to the Investment Law was adopted. Under this new legislation, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the current law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively thereafter. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law. Changing from the current law to the new law is permitted at any time. As of December 31, 2012, the company remained subject to the current law.

Pursuant to a recent amendment to the Investments Law which became effective on November 12, 2012, a company that elects by November 11, 2013 to pay a corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to approved enterprise income) with respect to undistributed exempt income accumulated by the Company up until December 31, 2011, will be entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. The Company is currently reviewing the new amendment and its implications.

c.	Taxes on income are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current taxes	$884	$2,648	$5,542
Deferred taxes	(5)	(1,358)	(1,584)

	$879	$1,290	$3,958

Domestic	$86	$301	$3,531
Foreign	793	989	427

	$879	$1,290	$3,958
Domestic taxes:
Current taxes	$86	$915	$3,950
Deferred taxes	-	(614)	(419)

	$86	$301	$3,531
Foreign taxes:
Current taxes	$798	$1,733	$1,592
Deferred taxes	(5)	(744)	(1,165)

	$793	$989	$427
Taxes on income	$879	$1,290	$3,958

d.
Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2011	2012

Carryforward tax losses	$2,275	$2,573
Temporary differences	2,086	1,893
Intangible assets	230	344

Deferred tax assets before valuation allowance	4,591	4,810
Valuation allowance	(2,593)	(1,225)

Net deferred tax asset	1,998	3,585

Intangible assets, including goodwill	(481)	(577)
Unrealized gains on marketable securities	(91)	(693)

Deferred tax liability	(572)	(1,270)

Net deferred tax assets	$1,426	$2,315

Domestic:
Non-current deferred tax liability, net	$-	$(124)
Current deferred tax asset, net	615	466

	615	342

Foreign:
Non-current deferred tax asset, net	811	1,070
Current deferred tax asset, net	-	903

	811	1,973

	$1,426	$2,315

Non-current deferred tax liability, net is included within other payables and accrued expenses in the balance sheets. Current deferred tax asset, net is included within other current assets and prepaid expenses in the balance sheets. Non-current deferred tax asset, net is included within other assets in the balance sheets.

Deferred taxes are carried directly to equity if the tax relates to equity items.

e.
Foreign:

The Company's subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss. ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. All net operating loss carry forward relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized. The net change in the valuation allowance primarily relates to stock option benefits and was accounted for as a credit to additional paid-in-capital.

Through December 31, 2012, the U.S. subsidiary had a U.S. federal loss carry forward of approximately $ 18,500, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2021 and fiscal 2031. An amount of $ 12,000 of the net operating loss carry-forwards relates to excess tax deductions from stock options.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2010	2011	2012

Income before taxes, as reported in the consolidated statements of income	$10,513	$22,627	$35,715

Statutory tax rate	25%	24%	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$2,628	$5,430	$8,929
Tax adjustment in respect of different tax rate of foreign subsidiary	49	365	(194)
Non-deductible expenses and other permanent differences	38	858	818
Deferred taxes on losses for which valuation allowance was provided, net	(3,292)	(3,512)	-
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	(5,401)	(1,368)
Stock compensation relating to stock options per ASC No. 718	1,373	1,310	1,362
Income taxes in respect of prior years	86	63	-
Benefiting enterprise benefits (*)	-	2,177	(6,088)
Other	(3)	-	499

Actual tax expense	$879	$1,290	$3,958

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$(0.1)	$0.28

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$-	$0.27

g.	Income before income taxes is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$8,356	$18,062	$32,935
Foreign	2,157	4,565	2,780

Income before income taxes	$10,513	$22,627	$35,715

Geographic Information	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Geographic Information
NOTE 13:-    GEOGRAPHIC INFOROMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2010, 2011 and 2012 and long-lived assets as of December 31, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012
Revenues from sales to customers located at:

The United States	$28,497	$33,932	$41,637
America - other	11,995	9,763	16,560
EMEA *)	44,231	57,648	57,135
China	14,180	18,497	19,871
Asia Pacific - other	45,216	47,180	53,968

	$144,119	$167,020	$189,171

*)	Europe, the Middle East and Africa.

	December 31,
	2011	2012
Long-lived assets, by geographic region:

America (principally the United States)	$1,040	$1,010
Israel	7,617	10,552
EMEA - other	777	666
Asia Pacific	1,650	1,361

	$11,084	$13,589

Selected Statements Of Income Data	12 Months Ended
Dec. 31, 2012
Selected Statements Of Income Data [Abstract]
Selected Statements Of Income Data
NOTE 14:-      SELECTED STATEMENTS OF INCOME DATA

Financial income, net:

	Year ended December 31,
	2010	2011	2012
Financial income:

Interest on bank deposits	$786	$1,185	$2,476
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,455	3,191	2,918

	3,241	4,376	5,394
Financial expenses:

Bank charges	(186)	(163)	(219)
Foreign currency translation differences, net	(998)	(13)	(383)

	$2,057	$4,200	$4,792

Balances And Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Balances And Transactions With Related Parties [Abstract]
Balances And Transactions With Related Parties
NOTE 15:-     BALANCES AND TRANSACTIONS WITH RELATED PARTIES

 Represents transactions and balances with other entities in which certain of the Company's Board of Directors, management and shareholders have interest:
a.	The following related party balances are included in the balance sheets:

	December 31,
	2011	2012

Trade receivables	$1,865	$1,488

Trade payables	$389	$1,618

b.	The following related party transactions are included in the statements of income:

	Year ended December 31,
	2010	2011	2012

Revenues (1)	$3,203	$6,211	$4,232

Operating expenses, net - primarily lease, sub-contractors and communications (2)	$2,711	$3,094	$3,809

Purchase of property and equipment	$1,841	$1,078	$2,536

(1)	Distribution the Company's products on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
NOTE 16:-     SUBSEQUENT EVENTS

In February 2013, the Company acquired all of the outstanding shares of Strangeloop Networks Inc. ("Strangeloop"), a leader in the Web performance acceleration domain. The total consideration of the acquisition was $ 8,400. An additional cash consideration of $ 6,000 ("earn-out") is to be payable contingent upon meeting technological milestone and upon reaching sales performance targets.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use Of Estimates
a.
Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements In United States Dollars
b.
Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars ("dollar" or "dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as financial income (expense) in the period in which the currency exchange rates change.

Principles Of Consolidation
c.
Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

Bank Deposits
e.
Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term deposits. Such long-term deposits are stated at cost which approximates market values.

Investment In Marketable Securities
f.
Investment in marketable securities:

The Company accounts for investments in marketable debt securities in accordance with ACS No. 320, "Investments- Debt and equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statement of income (operations) is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. During the years 2010, 2011 and 2012, the Company did not record any other-than-temporary impairment loss with respect to its marketable securities.

Inventories
g.
Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-off totaled $ 255, $ 1,205 and $ 1,147 in 2010, 2011 and 2012, respectively, and has been included in cost of revenues.

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs - calculated on the basis of direct subcontractors costs and with direct overhead costs.

Property And Equipment

h.
Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computer, peripheral equipment and software	15- 33 (mainly 33 )
Office furniture and equipment	6- 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Impairment Of Long Lived Assets And Intangible Assets Subject To Amortization
i.
Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 1 to 7 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During 2010, 2011 and 2012, no impairment losses were recorded.

Goodwill
j.
Goodwill:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2010, 2011 and 2012, no impairment losses were recorded.

Revenue Recognition
k.
Revenue recognition:

The Company and its subsidiaries generate revenues mainly from selling their products and from post-contract customer support, which are sold primarily through distributors and resellers, all of which are considered end-users.

Revenues from product sales are recognized in accordance with ASC No. 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, and collectability is reasonably assured.

Revenue derived from post-contract customer support, which represents mainly software updates, help desk support, unit replacement or repair, and security update service is recognized ratably over the contract period, which is typically between one year and five years.

Revenues in arrangements with multiple deliverables entered into until December 31, 2010 are recognized under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and all other revenue recognition criteria are satisfied.

Shipping And Handling
l.
Shipping and Handling:

Shipping and handling fees charged to the Company's customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of sale.

Cost Of Revenues
m.
Cost of revenues:

Cost of products is comprised of cost of software and hardware production, manuals, packaging, license fees paid to third parties and amortization of acquired technology.

Cost of services is comprised of cost of post sale customer support.

Warranty Costs
n.
Warranty costs:

The Company generally provides a one year warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2010, 2011 and 2012 were immaterial.

Research And Development Expenses
o.	Research and development expenses: Research and development expenses are charged to the statement of income, as incurred.

Grants
p.
Grants:

Starting 2012 the Company received non-royalty-bearing grants from the Government of Israel for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $ 264 in 2012.

Accounting For Stock-Based Compensation
q.
Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC No. 718 requires the cash flows resulting from the tax deductions in excess of the compensation costs recognized for those stock options to be classified as financing cash flows.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its stock-options awards with only service conditions. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options granted are expected to be outstanding. Expected term of options granted is based upon historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of the Company's stock options granted to employees, consultants and directors for the years ended December 31, 2010, 2011 and 2012 was estimated using the following weighted average assumptions:

Employees stock option plan:

	Year ended December 31,
	2010	2011	2012

Risk free interest rate	1.23%	0.99%	0.46%
Dividend yields	0%	0%	0%
Expected volatility	38%	47%	47%
Weighted average expected term from grant date (in years)	3.44	3.79	3.67

 Employees stock purchase plan:

Year ended December 31,
2010

Risk free interest rate	0.29%
Dividend yields	0%
Expected volatility	36%
Weighted average expected term from grant date (in yeas)	0.75

Income Taxes
r.
Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest related to unrecognized tax benefits in its taxes on income.

Concentrations Of Credit Risks
s.
Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, available-for-sale marketable securities and trade receivables.

The majority of the Company's and its subsidiaries' cash and cash equivalents and bank deposits are invested in major banks in Israel and the U.S. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk.

The Company's marketable securities include investments in foreign banks and government debentures and corporate debentures. The Company's investment policy limits the amount the Company may invest in each issuer, thereby reducing credit risk concentration.

Severance Pay
t.
Severance pay:

The Company's liability for severance pay for periods prior to April 1, 2007 is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month's salary for each year of employment, or a portion thereof. Until April 1, 2007, the Company's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of the deposited funds for the Company's employees' severance pay for employment periods prior to April 1, 2007 include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective April 1, 2007, the Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation with respect to period of employment subsequent to April 1, 2007. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited. Consequently, effective from April 1, 2007, the Company increased its contribution to the deposited funds to cover the full amount of the employees' salaries.

Severance pay expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 1,866, $ 2,244 and $ 1,945, respectively. Accrued severance pay is included in other long term liabilities in the Balance sheet.

Fair Value Of Financial Instruments

u.
Fair value of financial instruments:

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

Comprehensive Income
v.
Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income."  This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements.  Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders.  The Company determined that its only item of other comprehensive income  relate to available for sale marketable securities adjustment.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

Treasury Stock
w.
Treasury stock:

The Company repurchases its Ordinary shares on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

Basic And Diluted Net Income Per Share
x.
Basic and diluted net income per share:

Basic net income per share is computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC No. 260, "Earnings Per Share".

The total number of shares related to outstanding options excluded from the calculation of diluted income per share as they would have been anti dilutive was 482,350, 1,131,800 and 951,100 for the years ended December 31, 2010, 2011 and 2012, respectively.

Reclassifications
y.
Recalssifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. An amount of $6,923 of deferred revenue was reclassified from long term liabilities to short term liabilities. The reclassification had no effect on previously reported net income or shareholders' equity

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Property And Equipment Annual Depreciation Rates
%

Computer, peripheral equipment and software	15- 33 (mainly 33 )
Office furniture and equipment	6- 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule Of Weighted Average Assumptions Used To Calculate Fair Value Of Company's Stock Options

	Year ended December 31,
	2010	2011	2012

Risk free interest rate	1.23%	0.99%	0.46%
Dividend yields	0%	0%	0%
Expected volatility	38%	47%	47%
Weighted average expected term from grant date (in years)	3.44	3.79	3.67

 Employees stock purchase plan:

Year ended December 31,
2010

Risk free interest rate	0.29%
Dividend yields	0%
Expected volatility	36%
Weighted average expected term from grant date (in yeas)	0.75

Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule Of Marketable Securities With Contractual Maturities

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	Value

Foreign banks and government debentures	$6,162	$(46)	$7	$6,123	$8,312	$(4)	$36	$8,344
Corporate debentures	4,212	(4)	3	4,211	5,590	-	70	5,660

Total available-for-sale marketable securities	$10,374	$(50)	$10	$10,334	$13,902	$(4)	$106	$14,004

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	$34,989	$(645)	$33	$34,377	$49,673	$(3)	$1,233	$50,903
Corporate debentures	16,720	(28)	204	16,896	19,278	-	402	19,680

Total available-for-sale marketable securities	$51,709	$(673)	$237	$51,273	$68,951	$(3)	$1,635	$70,583

 Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2011				2012
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	Losses	gains	Value

Foreign banks and government debentures	33,623	(1,426)	85	32,282	27,287	(38)	813	28,062
Corporate debentures	18,935	(129)	283	19,089	22,207	(102)	364	22,469

Total available-for-sale marketable securities	$52,558	$(1,555)	$368	$51,371	$49,494	$(140)	$1,177	$50,531

Summary Of Investments With Continuous Unrealized Losses And Related Fair Values

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	unrealized losses	Fair value	unrealized losses

Foreign banks and government debentures	$49,510	$(1,999)	$6,858	$(116)	$56,368	$(2,115)
Corporate debentures	8,943	(152)	1,594	(10)	10,537	(162)

Total available-for-sale marketable securities	$58,453	$(2,151)	$8,452	$(126)	$66,905	$(2,277)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Financial Assets Measured At Fair Value On Recurring Basis

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$701	$-	$-	$701

Available-for-sale:

Foreign banks and government debentures	-	87,309	-	87,309
Corporate debentures	-	47,809	-	47,809

Total financial assets	$701	$135,118	$-	$135,819

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,247	$-	$-	$1,247

Available-for-sale:

Foreign banks and government debentures	-	72,783	-	72,783
Corporate debentures	-	40,195	-	40,195

Total financial assets	$1,247	$112,978	$-	$114,225

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Current Inventories
NOTE 5:-        INVENTORIES

Inventories are comprised of the following:

	December 31,
	2011	2012

Raw materials and components	$1,502	$1,725
Work-in-progress	1,647	1,479
Finished products (*)	8,998	9,341

	$12,147	$12,545

(*)
Includes amounts of $ 389 and $ 337, as of December 31, 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment, Net

	December 31,
	2011	2012

Cost:

Computer, peripheral equipment and software	$40,741	$48,182
Office furniture and equipment	3,750	4,619
Leasehold improvements	2,282	2,494

	46,773	55,295
Accumulated depreciation:

Computer, peripheral equipment and software	31,842	37,333
Office furniture and equipment	2,515	2,857
Leasehold improvements	1,332	1,516

	35,689	41,706

Property and equipment, net	$11,084	$13,589

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Schedule Of Intangible Assets, Net

	Weighted
	average
	amortization	December 31,
	period	2011	2012
	(years)
Cost:
Acquired technology	6	$12,625	$12,625
Customers relationships and brand name	7	9,107	9,107

		21,732	21,732

Accumulated amortization:
Acquired technology		6,945	8,814
Customers relationships and brand name		6,624	7,790

		13,569	16,604

Intangible assets, net		$8,163	$5,128

Future Estimated Amortization Expenses

December 31,

2013	$2,661
2014	1,237
2015	515
2016	409
2017 and thereafter	306

Total	$5,128

Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Payables And Accrued Expenses [Abstract]
Schedule Of Other Payables And Accrued Expenses

	December 31,
	2011	2012

Accrued expenses and other	$4,451	$6,436
Accrued Taxes	2,533	7,306

	$6,984	$13,742

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Aggregate Minimum Lease Commitments
2013	2,891
2014	863
2015	172
2016	83
2017 and thereafter	151

4,160

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	4,074,653	$17.60	3.20	51,707
Granted	395,200	34.83
Exercised	(935,152)	11.38
Expired	(13,000)	13.50
Forfeited	(363,427)	25.07

Outstanding at December 31, 2012	3,158,274	20.76	2.68	40,796

Exercisable at December 31, 2012	1,402,650	14.10	1.91	26,588

Vested and expected to vest at December 31, 2012	2,997,841	20.23	2.62	40,160

Summary Of Stock Options Outstanding By Exercise Price Range

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$6.15-8.99	815,424	1.56	8.26	532,475	8.60
$10.64-15.61	871,825	2.00	14.84	705,175	14.88
$23.87-24.67	519,925	3.47	24.22	90,500	23.98
$31.21-38.59	951,100	3.84	35.03	74,500	33.98

	3,158,274			1,402,650

Summary Of Stock-Based Compensation Expense

	Year ended December 31,
	2010	2011	2012

Cost of sales	$64	$66	$66
Research and development	1,247	1,124	1,103
Selling and marketing	2,393	3,135	3,298
General and administrative	1,789	1,133	916

Total Expenses	$5,493	$5,458	$5,383

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Net Earnings Per Share

	Year ended December 31,
	2010	2011	2012

Numerator for basic and diluted net earnings per share:

Net income	$9,634	$21,337	$31,757

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings per share	19,557,545	20,952,866	21,854,639
Effect of dilutive securities:
Employee stock options	2,176,093	1,935,198	1,439,808

Denominator for diluted net earnings per share	21,733,638	22,888,064	23,294,447

Basic net earnings per share	$0.49	$1.02	$1.45

Diluted net earnings per share	$0.44	$0.93	$1.36

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Reconciliation Of Unrecognized Tax Benefits

	2011	2012

Beginning balance	$1,027	$1,669
Additions for prior year tax positions	(7)	1,216
Additions for current year tax positions	649	2,774

Ending balance	$1,669	$5,659

Summary Of Taxes On Income

	Year ended December 31,
	2010	2011	2012

Current taxes	$884	$2,648	$5,542
Deferred taxes	(5)	(1,358)	(1,584)

	$879	$1,290	$3,958

Domestic	$86	$301	$3,531
Foreign	793	989	427

	$879	$1,290	$3,958
Domestic taxes:
Current taxes	$86	$915	$3,950
Deferred taxes	-	(614)	(419)

	$86	$301	$3,531
Foreign taxes:
Current taxes	$798	$1,733	$1,592
Deferred taxes	(5)	(744)	(1,165)

	$793	$989	$427
Taxes on income	$879	$1,290	$3,958

Significant Components Of Deferred Tax Liabilities And Assets

	December 31,
	2011	2012

Carryforward tax losses	$2,275	$2,573
Temporary differences	2,086	1,893
Intangible assets	230	344

Deferred tax assets before valuation allowance	4,591	4,810
Valuation allowance	(2,593)	(1,225)

Net deferred tax asset	1,998	3,585

Intangible assets, including goodwill	(481)	(577)
Unrealized gains on marketable securities	(91)	(693)

Deferred tax liability	(572)	(1,270)

Net deferred tax assets	$1,426	$2,315

Reconciliation Between Theoretical And Actual Tax Expense

	Year ended December 31,
	2010	2011	2012

Income before taxes, as reported in the consolidated statements of income	$10,513	$22,627	$35,715

Statutory tax rate	25%	24%	25%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	$2,628	$5,430	$8,929
Tax adjustment in respect of different tax rate of foreign subsidiary	49	365	(194)
Non-deductible expenses and other permanent differences	38	858	818
Deferred taxes on losses for which valuation allowance was provided, net	(3,292)	(3,512)	-
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	-	(5,401)	(1,368)
Stock compensation relating to stock options per ASC No. 718	1,373	1,310	1,362
Income taxes in respect of prior years	86	63	-
Benefiting enterprise benefits (*)	-	2,177	(6,088)
Other	(3)	-	499

Actual tax expense	$879	$1,290	$3,958

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$(0.1)	$0.28

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$-	$0.27

Schedule Of Income Before Income Taxes

	Year ended December 31,
	2010	2011	2012

Domestic	$8,356	$18,062	$32,935
Foreign	2,157	4,565	2,780

Income before income taxes	$10,513	$22,627	$35,715

Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Schedule Of Total Revenues And Long-Lived Assets By Geographic Area

	Year ended December 31,
	2010	2011	2012
Revenues from sales to customers located at:

The United States	$28,497	$33,932	$41,637
America - other	11,995	9,763	16,560
EMEA *)	44,231	57,648	57,135
China	14,180	18,497	19,871
Asia Pacific - other	45,216	47,180	53,968

	$144,119	$167,020	$189,171

*)	Europe, the Middle East and Africa.

	December 31,
	2011	2012
Long-lived assets, by geographic region:

America (principally the United States)	$1,040	$1,010
Israel	7,617	10,552
EMEA - other	777	666
Asia Pacific	1,650	1,361

	$11,084	$13,589

Selected Statements Of Income Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Statements Of Income Data [Abstract]
Summary Of Selected Statements Of Income Data

	Year ended December 31,
	2010	2011	2012
Financial income:

Interest on bank deposits	$786	$1,185	$2,476
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	2,455	3,191	2,918

	3,241	4,376	5,394
Financial expenses:

Bank charges	(186)	(163)	(219)
Foreign currency translation differences, net	(998)	(13)	(383)

	$2,057	$4,200	$4,792

Balances And Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Balances And Transactions With Related Parties [Abstract]
Summary Of Related Party Transactions

a.	The following related party balances are included in the balance sheets:

	December 31,
	2011	2012

Trade receivables	$1,865	$1,488

Trade payables	$389	$1,618

b.	The following related party transactions are included in the statements of income:

	Year ended December 31,
	2010	2011	2012

Revenues (1)	$3,203	$6,211	$4,232

Operating expenses, net - primarily lease, sub-contractors and communications (2)	$2,711	$3,094	$3,809

Purchase of property and equipment	$1,841	$1,078	$2,536

(1)	Distribution the Company's products on a non-exclusive basis.

(2)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.

General (Details)	Dec. 31, 2012 item
General [Abstract]
Percentage interest held in Israeli subsidiary by Company	91.90%
Number of major suppliers	4

Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory write-off included in cost of revenues	$ 1,147	$ 1,205	$ 255
Increase revenues during period resulting from adoption of new standard		5,286
Provision for estimated sales returns stock rotations and other customer rights	1,071	870
Research and development grants	264
Warranty term	1 year
Bad debt expenses	0	0	270
Write-off of bad debts	7	200	0
Term of severance pay entitlement based on period of total employment	1 month
Severance expenses	1,945	2,244	1,866
Anti-dilutive shares excluded from computation of earnings per share amount	951,100	1,131,800	482,350
Amount of deferred revenue reclassified from long term liabilities to short term liabilities	$ 6,923
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	1 year
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	7 years
Customer support contracts, support period	5 years

Significant Accounting Policies (Property And Equipment Annual Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2012
Computer, Peripheral Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Main annual rate of depreciation on property and equipment	33.00%
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Main annual rate of depreciation on property and equipment	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation period of property and equipment	Over the shorter of the term of the lease or the useful life of the asset
Minimum [Member] | Computer, Peripheral Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	15.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	6.00%
Maximum [Member] | Computer, Peripheral Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%

Significant Accounting Policies (Schedule Of Weighted Average Assumptions Used To Calculate Fair Value Of Company's Stock Options) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employees Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.46%	0.99%	1.23%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	47.00%	47.00%	38.00%
Weighted average expected term from grant date (in years)	3 years 8 months 1 day	3 years 9 months 15 days	3 years 5 months 9 days
Employees Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			0.29%
Dividend yields			0.00%
Expected volatility			36.00%
Weighted average expected term from grant date (in years)			9 months

Marketable Securities (Schedule Of Marketable Securities With Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	$ 13,902	$ 10,374
Gross unrealized losses, less than one year	(4)	(50)
Gross unrealized gains, less than one year	106	10
Market Value, less than one year	14,004	10,334
Amortized cost, over one year through three years	68,951	51,709
Gross unrealized losses, over one year through three years	(3)	(673)
Gross unrealized gains, over one through three years	1,635	237
Market Value, over one year through three years	70,583	51,273
Amortized cost, greater than three years	49,494	52,558
Gross unrealized losses, greater than three years	(140)	(1,555)
Gross unrealized gains, greater than three years	1,177	368
Market value, greater than three years	50,531	51,371
Foreign Banks And Government Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	8,312	6,162
Gross unrealized losses, less than one year	(4)	(46)
Gross unrealized gains, less than one year	36	7
Market Value, less than one year	8,344	6,123
Amortized cost, over one year through three years	49,673	34,989
Gross unrealized losses, over one year through three years	(3)	(645)
Gross unrealized gains, over one through three years	1,233	33
Market Value, over one year through three years	50,903	34,377
Amortized cost, greater than three years	27,287	33,623
Gross unrealized losses, greater than three years	(38)	(1,426)
Gross unrealized gains, greater than three years	813	85
Market value, greater than three years	28,062	32,282
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	5,590	4,212
Gross unrealized losses, less than one year		(4)
Gross unrealized gains, less than one year	70	3
Market Value, less than one year	5,660	4,211
Amortized cost, over one year through three years	19,278	16,720
Gross unrealized losses, over one year through three years		(28)
Gross unrealized gains, over one through three years	402	204
Market Value, over one year through three years	19,680	16,896
Amortized cost, greater than three years	22,207	18,935
Gross unrealized losses, greater than three years	(102)	(129)
Gross unrealized gains, greater than three years	364	283
Market value, greater than three years	$ 22,469	$ 19,089

Marketable Securities (Summary Of Investments With Continuous Unrealized Losses And Related Fair Values) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		$ 58,453
Investments with continuous unrealized losses for less than 12 months, unrealized losses		(2,151)
Investments with continuous unrealized losses for 12 months or greater, Fair value		8,452
Investments with continuous unrealized losses for 12 months or greater, unrealized losses		(126)
Total investments with continuous unrealized losses, Fair value		66,905
Total investments with continuous unrealized losses, unrealized losses		(2,277)
Interest receivable	1,490	1,274
Foreign Banks And Government Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		49,510
Investments with continuous unrealized losses for less than 12 months, unrealized losses		(1,999)
Investments with continuous unrealized losses for 12 months or greater, Fair value		6,858
Investments with continuous unrealized losses for 12 months or greater, unrealized losses		(116)
Total investments with continuous unrealized losses, Fair value		56,368
Total investments with continuous unrealized losses, unrealized losses		(2,115)
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value		8,943
Investments with continuous unrealized losses for less than 12 months, unrealized losses		(152)
Investments with continuous unrealized losses for 12 months or greater, Fair value		1,594
Investments with continuous unrealized losses for 12 months or greater, unrealized losses		(10)
Total investments with continuous unrealized losses, Fair value		10,537
Total investments with continuous unrealized losses, unrealized losses		$ (162)

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	$ 135,819	$ 114,225
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	701	1,247
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	135,118	112,978
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	701	1,247
Money Market Funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	701	1,247
Foreign Banks And Government Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale	87,309	72,783
Foreign Banks And Government Debentures [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale	87,309	72,783
Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale	47,809	40,195
Corporate Debentures [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale	$ 47,809	$ 40,195

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Inventories [Abstract]
Raw materials and components	$ 1,725		$ 1,502
Work-in-progress	1,479		1,647
Finished products	9,341	[1]	8,998	[1]
Inventory, Total	12,545		12,147
Inventory delivered to customers for which revenue not yet recognized	$ 389		$ 337

[1]	Includes amounts of $ 389 and $ 337, as of December 31, 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.

Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,295	$ 46,773
Accumulated depreciation	41,706	35,689
Property and equipment, net	13,589	11,084
Depreciation expenses	6,832	6,451	5,069
Reduction to cost and accumulated depreciation	815	808
Computer, Peripheral Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,182	40,741
Accumulated depreciation	37,333	31,842
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,619	3,750
Accumulated depreciation	2,857	2,515
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,494	2,282
Accumulated depreciation	$ 1,516	$ 1,332

Intangible Assets, Net (Schedule Of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 21,732	$ 21,732
Accumulated amortization	16,604	13,569
Intangible assets, net	5,128	8,163
Amortization expenses	3,035	3,848	3,983
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	12,625	12,625
Accumulated amortization	8,814	6,945
Weighted average amortization period (years)	6 years
Customer Relationships And Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	9,107	9,107
Accumulated amortization	$ 7,790	$ 6,624
Weighted average amortization period (years)	7 years

Intangible Assets, Net (Future Estimated Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible Assets, Net [Abstract]
2013	$ 2,661
2014	1,237
2015	515
2016	409
2017 and thereafter	306
Total	$ 5,128

Other Payables And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Accrued expenses and other	$ 6,436	$ 4,451
Accrued Taxes	7,306	2,533
Total other payables and accrued expenses	$ 13,742	$ 6,984

Commitments And Contingent Liabilities (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 2004 Corporate Tax Return [Member] USD ($)	Dec. 31, 2012 2004 Corporate Tax Return [Member] Israeli Tax Authority [Member]. ILS	Dec. 31, 2012 2005 Corporate Tax Return [Member] USD ($)	Dec. 31, 2012 2005 Corporate Tax Return [Member] Israeli Tax Authority [Member]. ILS	Dec. 31, 2012 2006 Corporate Tax Return [Member] USD ($)	Dec. 31, 2012 2006 Corporate Tax Return [Member] Israeli Tax Authority [Member]. ILS	Dec. 31, 2012 2008 Corporate Tax Return [Member] USD ($)	Dec. 31, 2012 2008 Corporate Tax Return [Member] Israeli Tax Authority [Member]. ILS
Loss Contingencies [Line Items]
Rent expenses	$ 4,199	$ 3,922	$ 3,556
Number of years that were audited and are being appealed	4
Additional taxes demanded by tax authority				$ 4,317	16,100	$ 4,156	15,500	$ 6,757	25,200	$ 2,172	8,100

Commitments And Contingent Liabilities (Aggregate Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 2,891
2014	863
2015	172
2016	83
2017 and thereafter	151
Operating leases, total	$ 4,160

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			48 Months Ended
	Oct. 31, 2011	Jul. 31, 2006	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of shares, authorized amount	$ 20,000	$ 25,000
Number of shares repurchased						1,795,957
Amount of shares repurchased						18,082
Number of stock option plans			2
Stock option vesting period			4 years
Number of Ordinary shares received for each option exercise			1
Ordinary shares reserved for future issuance			11,187,318
Shares available for future grant			445,717
Number of purchases available in each offering period			2
Compensation cost			5,383	5,458	5,493
Weighted-average grant-date fair value of options granted			$ 12.32	$ 11.33	$ 6.34
Total unrecognized compensation costs			6,304
Unrecognized compensation costs, period of recognition			3 years 3 months 18 days
Total grant-date fair value of vested options			7,353
In-the-money options outstanding			2,560,574
Outstanding out of the money options			597,700
Out of the money options outstanding, intrinsic value			0
In-the-money options exercisable			1,328,150
Out of the money options exerciable			74,500
Out of the money options exercisable, intrinsic value			0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period			5 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period			6 years
February 2010 Addendum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance			500,000
Shares available for future grant			381,653
Stock option plans, purchase price as a percentage of market price			90.00%
Employees Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant			872,220
ESPP, purchase price as a percentage of market price			90.00%
Maximum shares available for issuance			1,000,000
Maximum employee contribution as a percentage of net income			10.00%
Offering period			1 year
Shares purchased by employees				68,329	59,451
Average purchase price				$ 14.75	$ 14.18
Compensation cost				$ 50	$ 306

Shareholders' Equity (Summary Of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Number of options, Outstanding, Beginning balance	4,074,653
Weighted-average exercise price, Outstanding, Beginning balance	$ 17.6
Weighted-average remaining contractual term (in years), Outstanding, Beginning balance	2 years 8 months 5 days	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding, Beginning balance	$ 51,707
Number of options, Granted	395,200
Weighted-average exercise price, Granted	$ 34.83
Number of options, Exercised	(935,152)
Weighted-average exercise price, Exercised	$ 11.38
Number of options, Expired	(13,000)
Weighted-average exercise price, Expired	$ 13.5
Number of options, Forfeited	(363,427)
Weighted-average exercise price, Forfeited	$ 25.07
Number of options, Outstanding, Ending balance	3,158,274	4,074,653
Weighted-average exercise price, Outstanding, Ending balance	$ 20.76	$ 17.6
Weighted-average remaining contractual term (in years), Outstanding, Ending balance	2 years 8 months 5 days	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding, Ending balance	40,796	51,707
Number of options, Exercisable	1,402,650
Weighted-average exercise price, Exercisable	$ 14.1
Weighted-average remaining contractual term (in years), Exercisable	1 year 10 months 28 days
Aggregate intrinsic value, Exercisable	26,588
Number of options, Vested and expected to vest	2,997,841
Weighted-average exercise price, Vested and expected to vest	$ 20.23
Weighted-average remaining contractual term (in years), Vested and expected to vest	2 years 7 months 13 days
Aggregate intrinsic value, Vested and expected to vest	$ 40,160

Shareholders' Equity (Summary Of Stock Options Outstanding By Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number of options	3,158,274
Exercisable, Number of options	1,402,650
$6.15 - $8.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Ranges of exercise price, Lower limit	$ 6.15
Outstanding, Ranges of exercise price, Upper limit	$ 8.99
Outstanding, Number of options	815,424
Outstanding, Weighted average remaining contractual life (years)	1 year 6 months 22 days
Outstanding, Weighted average exercise price	$ 8.26
Exercisable, Number of options	532,475
Exercisable, Weighted average exercise price	$ 8.6
$10.64 - $15.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Ranges of exercise price, Lower limit	$ 10.64
Outstanding, Ranges of exercise price, Upper limit	$ 15.61
Outstanding, Number of options	871,825
Outstanding, Weighted average remaining contractual life (years)	2 years
Outstanding, Weighted average exercise price	$ 14.84
Exercisable, Number of options	705,175
Exercisable, Weighted average exercise price	$ 14.88
$23.87 - $24.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Ranges of exercise price, Lower limit	$ 23.87
Outstanding, Ranges of exercise price, Upper limit	$ 24.67
Outstanding, Number of options	519,925
Outstanding, Weighted average remaining contractual life (years)	3 years 5 months 19 days
Outstanding, Weighted average exercise price	$ 24.22
Exercisable, Number of options	90,500
Exercisable, Weighted average exercise price	$ 23.98
$31.21 - $38.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Ranges of exercise price, Lower limit	$ 31.21
Outstanding, Ranges of exercise price, Upper limit	$ 38.59
Outstanding, Number of options	951,100
Outstanding, Weighted average remaining contractual life (years)	3 years 10 months 2 days
Outstanding, Weighted average exercise price	$ 35.03
Exercisable, Number of options	74,500
Exercisable, Weighted average exercise price	$ 33.98

Shareholders' Equity (Summary Of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	$ 5,383	$ 5,458	$ 5,493
Cost Of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	66	66	64
Research And Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	1,103	1,124	1,247
Selling And Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	3,298	3,135	2,393
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total expenses	$ 916	$ 1,133	$ 1,789

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income	$ 31,757	$ 21,337	$ 9,634
Denominator for basic net earnings per share	21,854,639	20,952,866	19,557,545
Employee stock options	1,439,808	1,935,198	2,176,093
Denominator for diluted net earnings per share	23,294,447	22,888,064	21,733,638
Basic net earnings per share	$ 1.45	$ 1.02	$ 0.49
Diluted net earnings per share	$ 1.36	$ 0.93	$ 0.44

Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Amount added for prior year unrecognized tax benefits	$ 512	$ (7)	$ 117
Accrued interest liability on uncertain tax positions	959	447
Tax rate	25.00%	24.00%	25.00%
Withholding Tax Rate On Dividends Distributed	15.00%
Net operating loss carryforward related to excess tax deductions from stock options	12,000
Tel Aviv [Member]
Income Taxes [Line Items]
Income tax exemption period	2 years
United States [Member]
Income Taxes [Line Items]
Carryforward expiration period	20 years
Minimum [Member] | Tel Aviv [Member]
Income Taxes [Line Items]
Income tax reduced rate period	5 years
Reduced income tax rate	10.00%
Minimum [Member] | United States [Member]
Income Taxes [Line Items]
Carryforward expiration date	2021
Maximum [Member] | Tel Aviv [Member]
Income Taxes [Line Items]
Income tax reduced rate period	8 years
Reduced income tax rate	25.00%
Maximum [Member] | Jerusalem [Member]
Income Taxes [Line Items]
Income tax exemption period	10 years
Maximum [Member] | United States [Member]
Income Taxes [Line Items]
Carryforward expiration date	2031
Commencement Of Production [Member]
Income Taxes [Line Items]
Tax benefit limitation period	12 years
Approval Date [Member]
Income Taxes [Line Items]
Tax benefit limitation period	14 years
Amendment To Production Facilities [Member]
Income Taxes [Line Items]
Percentage of income required to be derived from export in order to earn available tax benefits	25.00%
Amendment To Production Facilities [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax benefit limitation period	7 years
Amendment To Production Facilities [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax benefit limitation period	10 years
Period of investment in Beneficiary Enterprise	3 years
First Day Of The Year Of Election [Member]
Income Taxes [Line Items]
Tax benefit limitation period	12 years
2011 - 2012 [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate	10.00%
2011 - 2012 [Member] | Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate	15.00%
2013 - 2014 [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate	7.00%
2013 - 2014 [Member] | Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate	12.50%
Thereafter [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate	6.00%
Thereafter [Member] | Elsewhere In Israel [Member]
Income Taxes [Line Items]
Tax rate	12.00%
U.S. Subsidiary [Member]
Income Taxes [Line Items]
Total available carryforward of subsidiary	$ 18,500

Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Beginning balance	$ 1,669	$ 1,027
Additions for prior year tax positions	1,216	(7)
Additions for current year tax positions	2,774	649
Ending balance	$ 5,659	$ 1,669

Taxes On Income (Summary Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Current taxes	$ 5,542	$ 2,648	$ 884
Deferred taxes	(1,584)	(1,358)	(5)
Domestic	3,531	301	86
Foreign	427	989	793
Domestic taxes: Current taxes	3,950	915	86
Domestic taxes: Deferred taxes	(419)	(614)
Foreign taxes: Current taxes	1,592	1,733	798
Foreign taxes: Deferred taxes	(1,165)	(744)	(5)
Taxes on income	$ 3,958	$ 1,290	$ 879

Taxes On Income (Significant Components Of Deferred Tax Liabilities And Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Carryforward tax losses	$ 2,573	$ 2,275
Temporary differences	1,893	2,086
Intangible assets	344	230
Deferred tax assets before valuation allowance	4,810	4,591
Valuation allowance	(1,225)	(2,593)
Net deferred tax asset	3,585	1,998
Intangible assets, including goodwill	(577)	(481)
Unrealized gains on marketable securities	(693)	(91)
Deferred tax liability	(1,270)	(572)
Net deferred tax assets	2,315	1,426
Domestic [Member]
Deferred Tax Assets And Liabilities [Line Items]
Non-current deferred tax liability, net	(124)
Current deferred tax asset, net	466	615
Net deferred tax assets	342	615
Foreign [Member]
Deferred Tax Assets And Liabilities [Line Items]
Non-current deferred tax asset, net	1,070	811
Current deferred tax asset, net	903
Net deferred tax assets	$ 1,973	$ 811

Taxes On Income (Reconciliation Between Theoretical And Actual Tax Expense) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Income before taxes, as reported in the consolidated statements of income	$ 35,715		$ 22,627		$ 10,513
Statutory tax rate	25.00%		24.00%		25.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate	8,929		5,430		2,628
Tax adjustment in respect of different tax rate of foreign subsidiary	(194)		365		49
Non-deductible expenses and other permanent differences	818		858		38
Deferred taxes on losses for which valuation allowance was provided, net			(3,512)		(3,292)
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(1,368)		(5,401)
Stock compensation relating to stock options per ASC No. 718	1,362		1,310		1,373
Income taxes in respect of prior years			63		86
Benefiting enterprise benefits	(6,088)	[1]	2,177	[1]
Other	499				(3)
Actual tax expense	$ 3,958		$ 1,290		$ 879
Basic earnings per share amounts of the benefits resulting from the "Approved and Privileged Enterprise" status	$ 0.28		$ (0.1)
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.27

[1]

(*) Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$(0.1)	$0.28

Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$-	$-	$0.27

Taxes On Income (Schedule Of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income before income taxes	$ 35,715	$ 22,627	$ 10,513
Domestic [Member]
Income Taxes [Line Items]
Income before income taxes	32,935	18,062	8,356
Foreign [Member]
Income Taxes [Line Items]
Income before income taxes	$ 2,780	$ 4,565	$ 2,157

Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 189,171		$ 167,020		$ 144,119
Long-lived assets	13,589		11,084
United States [Member]
Revenues	41,637		33,932		28,497
America - Other [Member]
Revenues	16,560		9,763		11,995
EMEA [Member]
Revenues	57,135	[1]	57,648	[1]	44,231	[1]
China [Member]
Revenues	19,871		18,497		14,180
Asia Pacific - Other [Member]
Revenues	53,968		47,180		45,216
America (Principally The United States) [Member]
Long-lived assets	1,010		1,040
Israel [Member]
Long-lived assets	10,552		7,617
EMEA - Other [Member]
Long-lived assets	666		777
Asia Pacific [Member]
Long-lived assets	$ 1,361		$ 1,650

[1]	Europe, the Middle East and Africa.

Selected Statements Of Income Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial income	$ 5,394	$ 4,376	$ 3,241
Financial income and expenses, net	4,792	4,200	2,057
Bank Charges [Member]
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial expenses	(219)	(163)	(186)
Foreign Currency Translation Differences, Net [Member]
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial expenses	(383)	(13)	(998)
Interest On Bank Deposits [Member]
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial income	2,476	1,185	786
Amortization Of Premiums, Accretion Of Discounts and Interest On Marketable Debt Securities, Net [Member]
Components Of Other Income (Expense), Nonoperating [Line Items]
Financial income	$ 2,918	$ 3,191	$ 2,455

Balances And Transactions With Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balances And Transactions With Related Parties [Abstract]
Trade receivables	$ 1,488		$ 1,865
Trade payables	1,618		389
Revenues	4,232	[1]	6,211	[1]	3,203	[1]
Operating expenses, net - primarily lease, sub-contractors and communications	3,809	[2]	3,094	[2]	2,711	[2]
Purchase of property and equipment	$ 2,536		$ 1,078		$ 1,841

[1]	Distribution the Company's products on a non-exclusive basis.
[2]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company subleases part of the office space to related parties and provides certain services to related parties.

Subsequent Events (Details) (Strangeloop Networks Inc. [Member], Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Feb. 28, 2013
Strangeloop Networks Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Acquisition purchase price	$ 8,400
Contingent earn out payable	$ 6,000